Sterling Capital Variable Insurance Funds
434 Fayetteville Street Mall
Fifth Floor
Raleigh, North Carolina 27601
May 3, 2011
VIA EDGAR
Filing Desk
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
     Re: Sterling Capital Variable Insurance Funds (the “Trust”): File Nos. 333-121205 and 811-21682
Ladies and Gentlemen:
     This letter is being transmitted by means of electronic submission by the Trust pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”). The Trust hereby certifies that the following forms of prospectus and form of statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust’s Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A, which was filed by electronic transmission on April 28, 2011 and effective May 1, 2011:
     (i) Prospectus, dated May 1, 2011, relating to the Sterling Capital Select Equity VIF (formerly BB&T Select Equity VIF);
     (ii) Prospectus, dated May 1, 2011, relating to the Sterling Capital Strategic Allocation Equity VIF (formerly BB&T Capital Manager Equity VIF);
     (iii) Prospectus, dated May 1, 2011, relating to the Sterling Capital Special Opportunities VIF (formerly BB&T Special Opportunities Equity VIF);
     (iv) Prospectus, dated May 1, 2011, relating to the Sterling Capital Total Return Bond VIF (formerly BB&T Total Return Bond VIF); and
     (v) Statement of Additional Information, dated May 1, 2011, relating to the Sterling Capital Select Equity VIF, Sterling Capital Strategic Allocation Equity VIF, Sterling Capital Special Opportunities VIF, and the Sterling Capital Total Return Bond VIF.

STERLING CAPITAL VARIABLE INSURANCE FUNDS Registrant
/s/ E.G. Purcell, III
*E.G. Purcell, III
President

*By:	/s/ Alan G. Priest
Alan G. Priest, as Attorney-in-fact
pursuant to power of attorney filed previously